Description of business and basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2021
Description of business and basis of preparation of consolidated financial statements [abstract]
Schedule of impact on the consolidated statement of financial position

(in millions of euros)	January 1,	Effects of	January 1,	2019	Effects of	December 31,	2020	Effects of	December 31,
	2019	IFRS IC	2019 restated	variation	IFRS IC	2019 restated	variation	IFRS IC	2020 restated
		decision	data		decision	data		decision	data
Assets
Deferred tax assets	2,893	(40)	2,853	(1,901)	(12)	940	(261)	(5)	674
Total non-current assets	82,446	(40)	82,406	(693)	(12)	81,701	886	(5)	82,582
Total assets	104,302	(40)	104,262	2,439	(12)	106,689	992	(5)	107,676

Liabilities
Equity attributable to owners of the parent company	30,671	114	30,785	1,054	35	31,875	2,670	13	34,557
o/w reserves	(2,060)	114	(1,946)	985	—	(961)	2,927	—	1,966
o/w other comprehensive income	(571)	—	(571)	69	35	(467)	(257)	13	(711)
o/w deferred tax	232	—	232	(16)	(12)	203	(4)	(5)	195
o/w actuarial gains and losses	(504)	—	(504)	(107)	48	(563)	(33)	18	(579)
Equity attributable to non-controlling interests	2,580	—	2,580	107	—	2,687	(44)	—	2,643
Total Equity	33,251	114	33,364	1,161	35	34,561	2,626	13	37,200
Non-current employee benefits	2,823	(153)	2,670	(269)	(48)	2,353	(351)	(18)	1,984
Total non-current liabilities	39,644	(153)	39,491	4,917	(48)	44,360	(2,160)	(18)	42,182
Total equity and liabilities	104,302	(40)	104,262	2,439	(12)	106,689	992	(5)	107,676